Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended		12 Months Ended
	Dec. 29, 2023	Oct. 20, 2023	Sep. 29, 2023	Aug. 01, 2023	Jul. 31, 2023	Apr. 19, 2023	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2023	Oct. 15, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)								$ 1.31	$ 1.31	$ 1.19	$ 4.49	$ 3.45	$ 3.45
Expiration period								10 years	10 years	10 years
Warrants exercised (in shares)			11,443			111,619
Term loans | Term Loan, Tranche 2
Class of Warrant or Right [Line Items]
Draw on loan	$ 5,000	$ 5,000	$ 1,500	$ 1,000
Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)								$ 0.01	$ 0.01	$ 0.01
Warrants outstanding								$ 1,712	$ 1,712
Warrants exercised (in shares)				162,946	258,303				267,000
Service Provider
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)								$ 10	$ 10
Fair value of warrants (in dollars per share)								10	$ 10
Warrants exercised (in shares)									7,500
Granite Creek Capital Partners LLC
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)								$ 0.01	$ 0.01	$ 0.001
Warrants outstanding								$ 1,925	$ 1,925	$ 2,202
Warrants exercised (in shares)							48,530	111,619
Warrants Not Amended | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)				8,697
Warrants, Tranche 2 Loan Commitment | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)				7,629
Contingently Issuable Warrants | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants issued (in shares)										76,285
Warrants outstanding										$ 1,049
Warrants exercised (in shares)				87,728
Issued Warrants | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)				179,272